Net Investments in Properties (Scheduled Future Minimum Rents under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leases, Future Minimum Payments Receivable [Abstract]
2012	$ 61,734
2013	59,039
2014	56,844
2015	49,094
2016	$ 40,352